Loans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
With an allowance recorded:
Unpaid Principal Balance, Total	$ 1,638	$ 3,337
Recorded Investment, Total	269,639	217,827
Allowance for Loan Losses Allocated, Total	33	516
Average Recorded Investment, Total	2,284	4,123
Commercial real estate [Member]
With an allowance recorded:
Recorded Investment, Total	91,346	71,955
Commercial real estate [Member] | Commercial real estate [Member]
With no related allowance recorded:
With no related allowance recorded, Unpaid Principal Balance	378	406
With no related allowance recorded, Recorded Investment	378	406
With no related allowance recorded, Allowance for Loan Losses Allocated	0	0
With no related allowance recorded, Average Recorded Investment	389	426
With an allowance recorded:
With an allowance recorded, Unpaid Principal Balance		762
With an allowance recorded, Recorded Investment		762
With an allowance recorded, Allowance for Loan Losses Allocated		183
With an allowance recorded, Average Recorded Investment		902
Commercial real estate [Member] | Construction and Land Development [Member]
With no related allowance recorded:
With no related allowance recorded, Unpaid Principal Balance	1,154	1,252
With no related allowance recorded, Recorded Investment	1,057	1,252
With no related allowance recorded, Allowance for Loan Losses Allocated	0	0
With no related allowance recorded, Average Recorded Investment	1,375	1,923
With an allowance recorded:
With an allowance recorded, Unpaid Principal Balance	43
With an allowance recorded, Recorded Investment	43
With an allowance recorded, Allowance for Loan Losses Allocated	33
With an allowance recorded, Average Recorded Investment	43
Commercial real estate [Member] | Commercial and industrial [Member]
With an allowance recorded:
With an allowance recorded, Unpaid Principal Balance	0	568
With an allowance recorded, Recorded Investment	0	568
With an allowance recorded, Allowance for Loan Losses Allocated	0	151
With an allowance recorded, Average Recorded Investment	0	509
Commercial [Member] | Commercial and industrial [Member]
With no related allowance recorded:
With no related allowance recorded, Unpaid Principal Balance	20	29
With no related allowance recorded, Recorded Investment	20	29
With no related allowance recorded, Allowance for Loan Losses Allocated	0	0
With no related allowance recorded, Average Recorded Investment	433	31
Residential real estate [Member] | One-to-four Family [Member]
With no related allowance recorded:
With no related allowance recorded, Unpaid Principal Balance	43	46
With no related allowance recorded, Recorded Investment	43	46
With no related allowance recorded, Allowance for Loan Losses Allocated	0	0
With no related allowance recorded, Average Recorded Investment	44	49
With an allowance recorded:
With an allowance recorded, Unpaid Principal Balance		274
With an allowance recorded, Recorded Investment		274
With an allowance recorded, Allowance for Loan Losses Allocated		182
With an allowance recorded, Average Recorded Investment		$ 283